Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue in each Segment	The following table disaggregates the Company’s revenue in each segment for the years ended March 31, 2025, 2024 and 2023:
	2025	2024	2023
For the year ended March 31,
Revenue from offline wholesale	$118,864,443	$123,994,053	$120,199,193
Revenue from online platform	1,107,195	-	-
Total revenue	$119,971,638	$123,994,053	$120,199,193

Schedule of Reconciliation of Cash Equivalents and Restricted Cash

The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Cash and cash equivalents	$12,779,781	$2,297,256
Restricted cash	5,761,294	1,988,710
Cash, cash equivalents and restricted cash	$18,541,075	$4,285,966

Schedule of Allowance for Credit Losses	The roll forward for the allowance for credit losses for the year end March 31, 2025, is as follows:
	For the year end March 31, 2025
	Account receivable	Other receivables	Total
Allowance for credit losses as of March 31, 2024	$164,280	1,785,569	$1,949,849
Credit loss reversal	(53,987)	238,836	184,849
Ending allowance for credit losses	$110,293	2,024,405	$2,134,698

Schedule of Estimated Useful Lives of Property And Equipment	Leasehold improvements are amortized over the shorter of lease term or remaining lease period of the underlying assets. Following are the estimated useful lives of the Company’s property and equipment:
Estimated Useful Life
Motor vehicles	3-5 years
Office equipment & furniture	3-5 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:
Estimated Useful Life
Land use rights	50 years
Software	3 years
Customer relationship	10 years